RELATED PARTY TRANSACTIONS - Finance cost (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with related parties
Total	Rp 1,400	Rp 1,338	Rp 1,190
% of total finance costs	26.88%	25.62%	25.37%
Ministry of Finance
Transactions with related parties
Total		Rp 1	Rp 5
% of total finance costs		0.02%	0.11%
Entities under common control
Transactions with related parties
Total	Rp 1,400	Rp 1,337	Rp 1,185
% of total finance costs	26.88%	25.60%	25.26%
State-owned banks
Transactions with related parties
Total	Rp 1,400	Rp 1,329	Rp 1,111
% of total finance costs	26.88%	25.45%	23.68%
Sarana Multi Infrastruktur
Transactions with related parties
Total		Rp 8	Rp 74
% of total finance costs		0.15%	1.58%